Pending Litigation	12 Months Ended
Dec. 31, 2025
Litigation [Abstract]
Pending Litigation	Pending Litigation
The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. Any situation will be reviewed in conjunction with the Group’s legal advisors. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.